UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3575 Piedmont Rd, Suite 1550, Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end:     October 31

Date of reporting period:     July 31, 2007

Item 1. Schedule of Investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Shares	Value

5.15%	COMMON STOCKS
2.55%	Airlines
	Air France-KLM	400	$18,040
	AirTran Holdings, Inc. (a)	3,590	35,326
	Alaska Air Group, Inc. (a)	655	15,281
	AMR Corp. (a)	2,495	61,577
	British Airways plc ADR (a)	220	17,781
	Continental Airlines, Inc. (a)	1,860	58,609
	Delta Air Lines, Inc. (a)	1,884	33,573
	Deutsche Lufthansa AG (EUR)	375	10,531
	Gol Linhas Aereas Inteligentes S.A.	675	16,821
	JetBlue Airways Corp. (a)	3,480	34,278
	Mesa Air Group, Inc. (a)	2,900	19,285
	Singapore Airlines Ltd. (EUR)	950	12,086
	Southwest Airlines Co.	2,300	36,018
	UAL Corp. (a)	1,795	79,231
	US Airways Group, Inc. (a)	2,130	66,051

			514,488

0.16%	Auction House/Art Dealer
	Sotheby’s	775	33,131

0.53%	Financial Services
	Citigroup, Inc.	1,300	60,541
	Countrywide Financial Corp.	1,650	46,481

			107,022

0.26%	Broadcasting & Cable TV
	Comcast Corp., Class A (a)	2,000	52,540

0.15%	Lodging
	Orient-Express Hotels Ltd.	250	11,613
	Orient-Express Hotels Ltd. ADR	400	18,580

			30,193

0.13%	Optical Supplies
	Luxottica Group S.p.A. ADR	700	25,228

1.37%	Retail
	Bulgari S.p.A. (EUR)	1,600	23,225
	Burberry Group PLC (GBP)	1,700	21,715
	Christian Dior S.A. (EUR)	180	22,147
	Coach, Inc. (a)	750	34,095
	Compagnie Financiere Richemont S.A. (CHF)	400	25,076
	Hermes International (EUR)	160	16,142
	LVMH Moet Hennessy Louis Vuitton S.A. (EUR)	200	22,349
	Polo Ralph Lauren Corp.	450	40,208
	PPR (EUR)	130	22,656
	Tiffany & Co.	475	22,919
	Valentino Fashion Group S.p.A. (EUR)	550	25,992

			276,524

	Total Common Stocks
	(Cost $1,109,757)		1,039,125

		Principal

0.05%	CORPORATE BONDS
0.05%	Airline
	Delta Airlines, 0.00%, 12/15/2029 (b) (Cost $8)	$130,000	9,100

		Shares

116.00%	EXCHANGE TRADED / CLOSED-END FUNDS
72.80%	Equity Closed-End Funds
	Adams Express Co. (c)	18,545	268,902
	BlackRock Health Sciences Trust	8,025	207,526
	BlackRock Real Asset Equity Trust (c)	32,433	511,468
	BlackRock Strategic Dividend Achievers Trust (c)	14,637	196,136

See accompanying notes to schedules of portfolio investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (continued)
	Boulder Total Return Fund, Inc. (c)	22,250	$458,795
	Calamos Strategic Total Return Fund (c)	25,366	358,422
	Central Europe and Russia Fund, Inc. (The) (c)	9,176	510,553
	Central Securities Corp. (c)	16,975	481,241
	Chartwell Dividend & Income Fund, Inc.	8,900	79,922
	China Fund, Inc.	8,030	351,955
	Claymore/Raymond James SB-1 Equity Fund (c)	31,615	596,575
	Clough Global Allocation Fund	3,748	74,585
	Clough Global Equity Fund (c)	9,355	188,503
	Clough Global Opportunities Fund	5,540	96,285
	Cohen & Steers Dividend Majors Fund, Inc.	8,766	164,100
	Cohen & Steers Select Utility Fund, Inc.	10	247
	Dreman/Claymore Dividend & Income Fund (c)	13,332	265,707
	DWS Dreman Value Income Edge Fund	9,700	156,946
	DWS Global Commodities Stock Fund, Inc. (c)	24,200	446,248
	Eaton Vance Enhanced Equity Income Fund	14,500	279,125
	Eaton Vance Tax-Advantaged Dividend Income Fund (c)	18,000	488,340
	Eaton Vance Tax-Advantaged Global Dividend Income Fund (c)	6,100	157,075
	Energy Income and Growth	4,884	134,750
	Fiduciary/Claymore MLP Opportunity Fund	5,325	124,712
	First Financial Fund, Inc. (c)	56,700	709,317
	Gabelli Dividend & Income Trust (c)	24,450	514,917
	Gabelli Global Gold Natural Resources & Income Trust	1,100	30,250
	Gabelli Global Multimedia Trust, Inc.	700	9,506
	General American Investors Company, Inc. (c)	6,800	266,900
	H&Q Healthcare Investors	3,062	51,074
	H&Q Life Sciences Investors (c)	26,680	349,508
	India Fund, Inc. (c)	10,600	484,950
	ING Clarion Global Real Estate Income Fund	5,900	104,725
	Japan Equity Fund	33,500	278,385
	JF China Region Fund, Inc. (c)	17,860	452,394
	John Hancock Tax-Advantaged Dividend Income Fund (c)	13,900	258,818
	Latin America Equity Fund, Inc.	4,400	234,080
	Lazard Global Total Return and Income Fund, Inc. (c)	5,827	125,222
	Liberty All-Star Equity Fund	6,619	57,651
	Liberty All-Star Growth Fund, Inc. (c)	17,632	102,089
	Mexico Fund, Inc. (The) (c)	10,800	462,780
	Morgan Stanley Asia-Pacific Fund, Inc.	5,400	113,022
	Morgan Stanley China A Share Fund	7,075	326,157
	Morgan Stanley Eastern Europe Fund, Inc.	4,450	166,919
	Morgan Stanley India Investment Fund, Inc.	3,950	181,502
	New Ireland Fund, Inc.	4,700	133,010
	Nuveen Diversified Dividend & Income Fund	5,000	80,150
	Nuveen Equity Premium Income Fund	6,200	108,624
	Reaves Utility Income Fund (The)	4,000	97,120
	RMR Asia Pacific Real Estate Fund	2,200	51,876
	Royce Value Trust, Inc.	4,850	95,594
	Source Capital, Inc.	2,350	153,996
	SunAmerica Focused Alpha Growth Fund, Inc. (c)	13,333	250,394
	SunAmerica Focused Alpha Large-Cap Fund, Inc.	6,000	112,740
	Swiss Helvetia Fund, Inc.	10,466	184,307
	Templeton Dragon Fund, Inc. (c)	7,925	220,949
	Templeton Emerging Markets Fund	50,100	1,036,569
	Tri-Continental Corp. (c)	11,551	278,264

			14,681,877

43.20%	Equity ETF
	Claymore/Clear Global Exchanges, Brokers & Asset Managers Index	5,000	120,550
	Consumer Discretionary Select Sector SPDR Fund (c)	9,900	366,102
	Energy Select Sector SPDR Fund (c)	7,430	513,041
	Financial Select Sector SPDR Fund	1,500	49,380
	First Trust Dow Jones Internet Index Fund	4,300	104,060
	Health Care Select Sector SPDR Fund	18,800	632,056
	Industrial Select Sector SPDR Fund (c)	4,800	188,688
	Internet Architecture HOLDRs Trust (c)	12,400	610,700
	Internet Infrastructure HOLDRs Trust	24,000	120,000
	iShares Dow Jones US Broker Dealers Index Fund	13,000	661,180

See accompanying notes to schedules of portfolio investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Equity ETF (continued)
	iShares Dow Jones US Financial Sector Index Fund	2,150	$227,449
	iShares Dow Jones US Home Construction Index Fund	18,200	484,484
	iShares Dow Jones US Real Estate Index Fund	2,850	200,640
	iShares Dow Jones US Transportation Index Fund (c)	4,305	387,450
	iShares S&P GSTI Semiconductor Index Fund	4,905	323,240
	iShares S&P GSTI Software Index Fund	3,365	154,487
	KBW Insurance ETF	9,650	523,609
	PowerShares Aerospace & Defense Portfolio	1,500	32,250
	PowerShares Dynamic Building & Construction	5,300	103,827
	PowerShares Dynamic Food & Beverage Portfolio	9,300	152,706
	PowerShares Dynamic Leisure & Entertainment Portfolio (c)	11,800	205,084
	PowerShares Dynamic Media Portfolio (c)	20,150	319,982
	Regional Bank HOLDRs Trust	5,400	779,274
	Retail HOLDRs Trust (c)	2,000	200,280
	Semiconductor HOLDRs Trust (c)	8,000	302,160
	Software HOLDRs Trust (c)	6,200	252,898
	SPDR Metals & Mining ETF	1,800	106,776
	Telecom HOLDRs Trust (c)	5,500	217,470
	Ultra Financials ProShares	4,300	234,479
	Wireless HOLDRs Trust	1,100	74,316
	WisdomTree International Communications Sector Fund	2,025	63,018

			8,711,636

	Total Exchange Traded / Closed-End Funds
	(Cost $22,749,931)		23,393,513

		Contracts

0.52%	PURCHASED OPTIONS
	Energy Select Sector SPDR Put Option @ $71, expires Sept 2007	92	23,460
	iShares MSCI Emerging Market:
	Put @ $145, expires Dec 2007	9	15,120
	Put @ $140, expires Dec 2007	21	28,350
	SPDR S&P Homebuilders:
	Put @ $27, expires Dec 2007	67	15,075
	Put @ $30, expires Dec 2007	54	22,680

	Total Purchased Options
	(Cost $78,011)		104,685

		Shares

14.27%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund (Cost $2,877,050)	2,877,050	2,877,050

135.99%	Total Investments
	(Cost $26,814,757)		27,423,473

(35.99)%	Net other assets (liabilities)		(7,257,253)

100.00%	NET ASSETS		$20,166,220

(a)	Non-income producing security.
(b)	Default resolution.
(c)	All or a portion of the security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt
CHF	Swiss issuer
EUR	European issuer
GBP	British issuer
PLC	Public Liability Co.

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$1,170,658
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(678,983)

			$491,675

	Aggregate cost for federal income tax purposes is $26,931,798.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

	Shares		Value

EXCHANGE TRADED / CLOSED END FUNDS SOLD SHORT
Equity Closed-End Funds
Cornerstone Strategic Value Fund, Inc.	10,000		$87,100

Equity ETF
iShares FTSE/Xinhua China 25 Index Fund	1,075		149,758
iShares MSCI Brazil Index Fund	2,350		148,520
iShares MSCI EAFE Index Fund	5,465		431,298
iShares MSCI Germany Index Fund	6,300		199,773
iShares MSCI Mexico Index Fund	3,300		193,380
iShares MSCI Spain Index Fund	2,275		133,155
iShares Russell 2000 Index Fund	1,300		100,269
iShares S&P Europe 350 Index Fund	1,800		204,660
iShares S&P Latin American 40 Index Fund	1,850		396,085
Powershares Golden Dragon Halter USX China Portfolio	45,000		1,189,350
SPDR Trust Series 1	3,500		509,075
Utilities Select Sector SPDR Fund	2,595		97,832
Vangaurd Emerging Markets	6,500		613,925

			$4,367,080

			Unrealized
	Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
DJIA Mini, Sept 2007, expires 9/21/07	9	$ 597,375	$(14,102)
Dow Jones Euro Stoxx 50, Sept 2007, expires 9/21/07 (EUR)	14	828,903	15,283
Nasdaq 100 e-Mini, Sept 2007, expires 9/21/2007	8	311,320	(8,281)
S&P 500 e-Mini, Sept 07, 9/21/07	9	657,855	(6,285)

			$(13,383)

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Principal	Value

10.83%	CORPORATE BONDS
4.08%	Airlines
	American Airlines, Inc.:
	6.82%, 5/23/2011, Series 01-1	$402,000	$396,096
	6.98%, 5/23/2021, Series 01-1	987,120	933,301
	7.38%, 5/23/2019, Series 01-1	1,293,868	1,177,824
	7.38%, 5/23/2016, Series 01-1	620,325	558,487
	7.86%, 10/1/2011, Series 01-2	100,000	105,781
	AMR Corp.:
	9.75%, 8/15/2021	469,000	447,895
	9.88%, 6/15/2020	343,000	324,135
	10.55%, 3/12/2021	100,000	98,125
	Continental Airlines, Inc.:
	6.65%, 9/15/2017, Series 981A	334,035	336,645
	6.70%, 6/15/2021, Series 01-1	137,814	138,934
	6.75%, 3/15/2017, Series981B	405,301	393,268
	6.80%, 8/2/2018, Series 991B	218,285	209,622
	6.95%, 8/2/2009, Series 991C	65,287	64,150
	7.03%, 6/15/2011, Series 01-1	258,339	253,236
	7.34%, 4/19/2014, Series C	200,000	197,013
	7.46%, 4/1/2013, Series 971B	91,672	90,770
	7.46%, 4/1/2015, Series 971A	488,452	492,268
	7.57%, 3/15/2020, Series 99-2	67,186	65,864
	7.88%, 7/2/2018, Series RJ03	1,265,967	1,279,418
	8.39%, 11/1/2020, Series 00-1	199,856	204,977
	8.56%, 7/2/2014, Series 962B	82,441	81,210
	Delta Airlines:
	0.00%, 8/15/2008 (a)	500,000	35,000
	0.00%, 12/15/2009 (a)	165,000	11,550
	0.00%, 5/15/2016 (a)	635,000	44,450
	0.00%, 5/15/2021 (a)	165,000	11,550
	0.00%, 3/15/2022 (a)	165,000	11,138
	0.00%, 12/15/2029 (a)	2,550,000	178,500
	6.62%, 3/18/2011, Series 01-1	353,104	356,723
	7.71%, 9/18/2011, Series 01-1	925,000	911,414
	7.92%, 11/18/2010, Series 00-1	700,000	693,219
	Northwest Airlines, Inc., Series 01-B, 7.691%, 4/1/2017	461,619	450,223
	Southwest Airlines Co., Series 95A3, 7.22%, 7/1/2013, Callable
	10/4/2007 @ $100	149,424	150,451
	United Airlines:
	6.60%, 9/1/2013, Series 01-1	321,127	323,636
	7.03%, 10/1/2010, Series 00-2	623,126	626,245
	7.34%, 7/2/2019 (b)	1,010,000	1,021,362
	7.73%, 7/1/2010, Series 00-1	611,683	626,211

			13,300,691

0.51%	Automotive
	Ford Motor Co.:
	7.40%, 11/1/2046	850,000	612,000
	8.90%, 1/15/2032	360,000	302,400
	General Motors, 9.40%, 7/15/2021	800,000	732,000

			1,646,400

0.69%	Banks
	Bank of America Corp.:
	4.75%, 8/1/2015	750,000	698,581
	5.30%, 3/15/2017	1,000,000	951,982
	5.75%, 8/15/2016	600,000	593,708

			2,244,271

4.56%	Financial Services
	Bear Stearns Co., Inc., 5.55%, 1/22/2017	1,175,000	1,073,758
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010	450,000	440,918
	Citigroup, Inc., 5.50%, 2/15/2017	975,000	940,333
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012	80,000	83,077
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011	1,000,000	1,013,459
	General Electric Capital Corp.:
	4.38%, 11/21/2011	230,000	221,478
	5.00%, 1/8/2016	500,000	476,318
	6.00%, 6/15/2012	500,000	511,038

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Financial Services (continued)
	6.88%, 11/15/2010	$250,000	$262,548
	8.13%, 5/15/2012	2,000,000	2,232,606
	General Motors Acceptance Corp., LLC:
	5.85%, 1/14/2009	1,115,000	1,078,078
	8.00%, 11/1/2031	710,000	668,459
	General Motors Nova Finance, 6.85%, 10/15/2008	700,000	675,500
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010	80,000	78,174
	4.75%, 7/15/2013	800,000	756,438
	5.25%, 4/1/2013	300,000	291,326
	5.63%, 1/15/2017	975,000	925,530
	HSBC Finance Corp., 5.875%, 2/1/2009	80,000	80,578
	Lehman Brothers Holdings, 6.50%, 7/19/2017	1,175,000	1,156,090
	Merrill Lynch & Co., 5.70%, 5/2/2017	1,000,000	945,369
	Morgan Stanley, Series MTN, 5.55%, 4/27/2017	1,000,000	943,041

			14,854,116

0.29%	Health Care
	UnitedHealth Group, Inc., 3.30%, 1/30/2008	940,000	931,813

0.02%	Metals & Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	81,007

0.68%	Telecommunications
	Deutsche Telekom International Finance, 3.875%, 7/22/2008	2,250,000	2,218,225

	Total Corporate Bonds
	(Cost $35,518,068)		35,276,522

3.72%	MORTGAGE BACKED-SECURITY
	Federal Farm Credit Bank, Series 2006-IAB3, Class 1, 5.59%, 12/11/2012	1,183,622	1,184,593
	Federal Home Loan Bank, 4.72%, 9/20/2012	1,230,215	1,210,999
	Freddie Mac:
	4.25%, 12/15/2014	1,985,182	1,879,198
	5.25%, 8/15/2011, Series 3196, Class PA	780,096	777,883
	5.50%, 2/15/2031, Series 3174, Class CB	1,000,000	999,448
	5.75%, 12/15/2018, Series R009, Class AJ, REMIC (d)	4,037,826	4,050,894
	6.00%, 4/15/2018	1,989,007	2,018,383

	Total Mortgage Backed-Security
	(Cost $12,098,928)		12,121,398

4.14%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank:
	3.50%, 4/15/2009	100,000	97,716
	4.88%, 4/12/2012, Series 1	2,200,000	2,179,388
	Federal Home Loan Bank:
	3.88%, 2/12/2010, Series RH10	150,000	146,248
	4.38%, 3/17/2010	150,000	148,017
	5.00%, 6/9/2017	2,200,000	2,141,206
	5.13%, 6/13/2008	2,200,000	2,200,007
	5.40%, 7/16/2009	3,000,000	3,001,407
	5.63%, 6/9/2017	3,000,000	3,062,187
	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	500,000	506,220

	Total U.S. Government & Agency
	(Cost $13,404,157)		13,482,396

7.17%	U.S. TREASURY NOTES
	Treasury Inflation Index Bond, 2.00%, 4/15/2012 (c)	1,875,000	1,879,732
	Treasury Inflation Protection, 2.375%, 1/15/2017 (c)	4,375,000	4,476,083
	United States Treasury Note:
	4.50%, 2/28/2011	1,290,000	1,287,583
	4.63%, 2/15/2017	5,800,000	5,727,048
	4.88%, 5/31/2011	2,400,000	2,425,125
	4.88%, 8/15/2016 (c)	5,000,000	5,032,035

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	U.S. TREASURY NOTES (continued)
	5.13%, 6/30/2011	$2,500,000	$2,549,415

	Total U.S. Treasury Notes
	(Cost $22,777,777)		23,377,021

10.44%	FOREIGN BONDS
1.98%	Banks
	European Investment Bank, 4.50%, 1/14/2013 (GBP)	1,000,000	1,898,235
	International Bank of Reconstruction & Development, Zero
	coupon, 8/20/2007 (NZD)	150,000	113,814
	Inter-American Development Bank:
	6.00%, 12/15/2017, Series EMTN (NZD)	1,085,000	743,059
	6.25%, 6/22/2016 (NZD)	1,000,000	701,812
	7.25%, 5/24/2012, Series INTL (NZD)	1,030,000	765,745
	KFW, Series EMTN, 6.50%, 11/15/2011 (NZD)	3,118,000	2,238,887

			6,461,552

1.40%	Financial Services
	General Electric Capital Corp.:
	6.75%, 9/26/2016, Series EMTN (NZD)	3,290,000	2,350,061
	7.50%, 2/28/2011, Series EMTN (NZD)	3,000,000	2,213,242

			4,563,303

7.06%	Sovereign Bonds
	Bundesrepublik Deutschland, 3.50%, 1/4/2016 (EUR)	6,170,000	7,951,340
	Bundesobligation, Germany, 3.50%, 10/14/2011, Series 149 (EUR)	1,825,000	2,418,832
	Federal Republic of Brazil:
	12.50%, 1/5/2016 (BRL)	300,000	187,064
	7.88%, 3/7/2015 (BRL)	475,000	520,125
	Mexican Fixed Rate Bonds, 8.00%, 12/17/2015, Series M 10 (MXN)	7,500,000	695,416
	New South Wales Treasury Corp.:
	8.00%, 3/1/2008, Series 08RG (AUD)	425,000	364,935
	5.50%, 8/1/2014, Series 14RG (AUD)	4,540,000	3,630,689
	7.00%, 12/1/2010, Series 10RG (AUD)	2,152,000	1,850,143
	New Zealand Government, 6.00%, 11/15/2011, Series 1111 (AUD)	420,000	304,543
	TSY, 4.00%, 9/7/2016 (GBP)	1,560,000	2,895,503
	UK Treasury, 5.00%, 3/7/2008 (GBP)	1,073,000	2,169,853

			22,988,443

	Total Foreign Bonds
	(Cost $32,558,357)		34,013,298

1.75%	MUNICIPAL BONDS
0.05%	Alabama
	City of Alabaster, Taxable, Series A, GO, 5.34%, 4/1/2017,
	Callable 4/1/2015 @ $100, XLCA	170,000	164,874

0.17%	California
	Howell Mountain Elementary School District Election, GO:
	Zero coupon, 8/1/2028	190,000	72,382
	Zero coupon, 8/1/2029	150,000	53,762
	Los Angeles County Pension Obligation, Taxable, Series C,
	Revenue, Zero coupon, 6/30/2008, MBIA	135,000	129,044
	Thousand Oaks Redevelopment Agency, Taxable, Series B, Tax
	Allocation, 5.00%, 12/1/2009, AMBAC	250,000	249,277
	Watsonville Redevelopment Agency, Taxable, Tax Allocation,
	5.20%, 9/1/2012, FGIC	60,000	59,733

			564,198

0.03%	Florida
	Florida State Governmental Utility Authority, Revenue, 4.625%,
	7/1/2035, Callable 7/1/2015 @ $100	105,000	102,661

0.11%	Georgia
	College Park Business & Industrial Development Authority,
	Taxable, Revenue, 5.75%, 9/1/2015	250,000	253,857

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Georgia (continued)
	Douglasville-Douglas County Water & Sewer Authority,
	Revenue, 5.625%, 6/1/2015, AMBAC	$100,000	$105,783

			359,640

0.08%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office Building
	Authority, Taxable, Revenue, 3.00%, 7/1/2008	165,000	161,834
	City of Bellwood, Series B, GO, 4.45%, 12/1/2020, Callable
	12/1/2015 @ $100, MBIA	100,000	100,617

			262,451

0.10%	Maine
	City of Auburn, Taxable, GO, 5.125%, 8/1/2011	330,000	329,485

0.03%	Michigan
	Detroit Sewage Disposal System, Revenue, 3.50%, 7/1/2014	100,000	96,608

0.01%	New Jersey
	Orange Township, Taxable, Series C, GO, 5.17%, 12/1/2011, FSA	35,000	34,998

0.05%	North Carolina
	Charlotte Airport , Taxable, Series C, Revenue, 4.05%, 7/1/2009	150,000	147,348

0.97%	Pennsylvania
	Beaver County, Taxable-Pension, GO 5.00%, 12/15/2011, FSA	60,000	59,372
	Commonwealth Funding Authority, Revenue, 5.30%, 6/1/2017, MBIA	2,880,000	2,815,142
	Duquesne, Taxable-Pension, Series B, GO, 5.00%, 12/15/2013, FSA	170,000	166,187
	Washington, Taxable, Series A, GO, 5.40%, 9/1/2008, FGIC	100,000	100,275

			3,140,976

0.12%	Tennessee
	Alcoa Tennessee, Taxable, GO, 5.55%, 6/1/2020, Callable
	6/1/2015 @ $100, AMBAC	400,000	397,848

0.03%	Texas
	Brazoria County Municipal Utility District No. 26, GO, 4.60%, 9/1/2028, Callable 9/1/2013 @ $100, FGIC	100,000	99,329

	Total Municipal Bonds
	(Cost $5,700,679)		5,700,416

0.49%	TAXABLE MUNICIPAL BONDS
0.39%	California
	Solano County, Revenue, 5.14%, 1/15/2014	1,280,000	1,262,720

0.10%	South Carolina
	Richland Lexington Airport District, Revenue, 6.59%, 1/1/2017, FSA	300,000	318,270

	Total Taxable Municipal Bonds
	(Cost $1,577,843)		1,580,990

		Shares

0.15%	COMMON STOCKS
0.15%	Financial Services
	Centerline Holding Co.	25,403	317,029
	Municipal Mortgage & Equity, LLC	7,779	171,916

	Total Common Stocks
	(Cost $644,640)		488,945

1.40%	PREFERRED STOCKS
0.06%	Banks
	BAC Capital Trust I, 7.00%, Callable 9/13/2007 @ $25	2,302	57,320
	Bank One Capital Trust VI, 7.20%, Callable 9/28/2007 @ $25	2,862	71,951
	Compass Capital III, 7.35%, Callable 9/28/2007 @ $25	1,568	39,200
	Wells Fargo Capital Trust IV, 7.00%, Callable 9/28/2007 @ $25	1,165	29,323

			197,794

1.32%	Financial Services
	Citigroup Capital VIII, 6.95%, Callable 9/28/2007 @ $25	1,168	28,990
	Citigroup Capital VII, 7.125%, Callable 9/28/2007 @ $25	2,098	52,765

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Financial Services (continued)
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	85,145	$1,775,273
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable
	3/30/2008 @ $25	1,559	38,819
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable
	6/30/2008 @ $25	1,320	33,158
	Thornburg Mortgage, Inc., Series C, 8.00%, Callable 3/22/2010 @ $25	100,415	2,384,856

			4,313,861

0.02%	Telecommunications
	US Cellular Corp., 8.75%, Callable 11/7/2007 @ $25	2,526	63,529

	Total Preferred Stocks
	(Cost $4,949,387)		4,575,184

57.92%	EXCHANGE TRADED / CLOSED-END FUNDS
57.04%	Closed-End Funds
5.43%	Asset Allocation Closed-End Fund
	Chartwell Dividend & Income Fund, Inc.	198,483	1,782,377
	John Hancock Patriot Premium Dividend Fund II	600,339	6,357,590
	John Hancock Patriot Select Dividend Trust	240,455	3,034,542
	LMP Capital and Income Fund, Inc.	245,622	4,774,892
	Pioneer Tax Advantaged Balanced Fund	120,338	1,728,054

			17,677,455

3.41%	Equity Closed-End Funds
	Cohen & Steers Select Utility Fund, Inc.	60,440	1,492,868
	Cohen & Steers Worldwide Realty Income Fund, Inc,	7,610	166,279
	DWS RREEF Real Estate Fund II, Inc.	64,648	1,312,354
	DWS RREEF Real Estate Fund, Inc.	9,435	147,563
	ING Clarion Global Real Estate Income Fund	365,520	6,487,980
	Neuberger Berman Real Estate Securities Income Fund, Inc.	114	1,713
	Reaves Utility Income Fund (The)	61,492	1,493,026

			11,101,783

0.47%	Municipal Closed-End Funds
	BlackRock Long-Term Municipal Advantage Trust	45,258	576,587
	BlackRock MuniHoldings Florida Insured Fund	45,049	591,493
	BlackRock MuniHoldings Insured Fund, Inc.	1	13
	Nuveen New Jersey Investment Quality Municipal Fund	26,345	352,233

			1,520,326

47.73%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	123,183	1,108,647
	Aberdeen Asia-Pacific Income Fund, Inc.	28,359	178,095
	Aberdeen Global Income Fund, Inc.	62,164	808,132
	ACM Income Fund, Inc.	872,020	7,159,284
	ACM Managed Dollar Income Fund	24,583	180,439
	Advent Claymore Convertible Securities and Income Fund	6,975	173,817
	American Income Fund, Inc.	45,095	354,447
	Bancroft Fund Ltd.	15,782	331,422
	BlackRock Core Bond Trust (d)	612,628	7,425,051
	BlackRock Corporate High Yield Fund V, Inc.	65,885	805,774
	BlackRock Corporate High Yield Fund, Inc.	61,885	469,088
	BlackRock Debt Strategies Fund, Inc.	50,100	315,630
	BlackRock Floating Rate Income Strategies Fund II	27,025	469,695
	BlackRock High Income Shares	401,900	924,370
	BlackRock High Yield Trust	85,543	623,609
	BlackRock Income Trust	1,052,211	6,144,912
	BlackRock Preferred Income Strategies Fund, Inc.	337,602	6,188,245
	BlackRock Preferred Opportunity Trust	40,800	873,120
	BlackRock Senior High Income Fund, Inc.	58,000	322,480
	BlackRock Strategic Bond Trust	151,085	1,813,020
	Castle Convertible Fund, Inc.	65,002	1,631,550
	Credit Suisse High Yield Bond Fund	248,317	985,818
	Dreyfus High Yield Strategies Fund	1,071,053	4,134,265
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	667,891	7,166,470
	DWS Global High Income Fund, Inc.	58,634	496,044
	DWS Strategic Income Trust	36,620	453,722
	Ellsworth Fund Ltd.	108,231	965,421

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (continued)
	Evergreen Income Advantage Fund	60,668	$780,190
	First Trust/FIDAC Mortgage Income Fund	50,397	818,447
	First Trust/Four Corners Senior Floating Rate Income Fund	13,141	234,567
	First Trust/Four Corners Senior Floating Rate Income Fund II	32,100	555,651
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	105,602	2,025,446
	Global Income Fund, Inc.	37,300	144,351
	High Yield Plus Fund, Inc. (The)	248,757	791,047
	Hyperion Strategic Mortgage Income Fund, Inc.	163,239	1,828,277
	Hyperion Total Return Fund	235,472	1,857,874
	ING Prime Rate Trust	98,940	686,644
	MFS Charter Income Trust (d)	1,233,149	10,235,137
	MFS InterMarket Income Trust I	83,383	669,565
	MFS Intermediate High Income Fund	117,418	358,125
	MFS Intermediate Income Trust (d)	2,062,278	12,538,650
	MFS Multimarket Income Trust	1,109,812	6,436,910
	Montgomery Street Income Securities, Inc.	62,870	1,053,073
	Morgan Stanley Emerging Markets Debt Fund, Inc.	316,048	3,046,703
	Morgan Stanley Global Opportunity Bond Fund, Inc.	119,542	885,806
	Morgan Stanley High Yield Fund, Inc.	265,213	1,474,584
	Nuveen Multi-Strategy Income and Growth Fund	219,400	2,724,948
	Nuveen Multi-Strategy Income and Growth Fund 2	201,600	2,532,096
	Pacholder High Yield Fund, Inc.	34,982	330,580
	PCM Fund, Inc.	302,882	3,255,981
	Prospect Street High Income Portfolio, Inc.	333,353	1,030,061
	Putnam Master Intermediate Income Trust	495,012	3,069,074
	Putnam Premier Income Trust	826,949	5,135,353
	Transamerica Income Shares, Inc.	53,811	1,046,624
	VanKampen Bond Fund	84,039	1,393,367
	VanKampen High Income Trust II	98,033	351,938
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	10,300	106,399
	Western Asset Emerging Markets Debt Fund, Inc. (d)	591,035	10,183,533
	Western Asset Emerging Markets Income Fund II, Inc.	112,440	1,408,873
	Western Asset High Income Fund II, Inc.	167,900	1,690,753
	Western Asset High Income Opportunity Fund, Inc.	518,375	3,182,822
	Western Asset Inflation Management Fund, Inc.	228,470	3,637,242
	Western Asset Managed High Income Fund, Inc.	331,360	1,991,474
	Western Asset Variable Rate Strategic Fund, Inc.	85,052	1,450,137
	Western Asset Worldwide Income Fund, Inc.	96,465	1,255,974
	Western Asset Zenix Income Fund, Inc.	29,866	80,340
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	498,060	5,657,962
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	415,831	4,777,898
	Zweig Total Return Fund, Inc. (The)	66,900	319,782

			155,536,825

			185,836,389

0.88%	Equity ETF
	iShares FTSE NAREIT Mortgage REITs Index Fund	58,825	2,050,051
	Market Vectors Gold Miners ETF	20,815	832,600

			2,882,651

	Total Exchange Traded / Closed-End Funds
	(Cost $199,136,310)		188,719,040

0.32%	PURCHASED OPTIONS
	iShares Dow Jones U.S. Real Estate:
	Put @ $75, expires Dec 2007	161	115,115
	Put @ $79, expires Dec 2007	72	70,560
	iShares MSCI Put Option @ $80, expires Dec 2007	319	122,815
	SPDR Trust Put Option @ $151, expires Dec 2007	271	246,610
	Utilities Select Sector Put Option @ $39, expires Dec 2007	718	204,630
	WTI Crude:
	Put @ $72, expires Sept 2007	54	65,340
	Put @ $74, expires Sept 2007	50	88,000
	Put @ $77, expires Sept 2007	39	115,050

	Total Purchased Options
	(Cost $810,781)		1,028,120

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

2.17%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund (Cost $7,083,342)	7,083,342	$7,083,342

100.25%	Total Investments
	(Cost $336,260,269)		327,446,671

(0.25)%	Net other assets (liabilities)		(1,627,140)

100.00%	NET ASSETS		$325,819,531

(a)	Default resolution.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$3,125,279
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(12,002,251)

			$(8,876,972)

	Aggregate cost for federal income tax purposes is $336,323,643.

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
AUD	Australian issuer
BRL	Brazilian issuer
CMO	Collateralized Mortgage Obligation
EUR	European issuer
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
GBP	British issuer
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
MXN	Mexican issuer
NZD	New Zealand issuer
REMIC	Real Estate Mortgage Investment Conduit
XLCA	XL Capital Assurance
		Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
	Equity ETF
	iShares Dow Jones U.S. Real Estate Index Fund	34,000	$2,393,600
	iShares FTSE/Xinhua China 25 Index Fund	2,680	373,351
	iShares MSCI EAFE Index Fund	4,360	344,091
	iShares MSCI Emerging Markets Index	2,640	351,120
	PowerShares QQQ Trust	16,775	796,309
	Utilities Select Sector SPDR Fund	17,125	645,613

			4,904,084

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

CURRENCY CONTRACTS
To Buy:
Australian Dollar	4,716,439	$4,017,057	8/10/2007	$(82,943)
Canadian Dollar	2,700,000	2,532,319	8/10/2007	(56,368)
Japanese Yen	954,419,524	8,070,149	8/10/2007	219,617
New Zealand Dollar	10,872,732	8,274,986	8/10/2007	(205,014)

				$(124,708)

To Sell:
Australian Dollar	8,156,824	6,947,281	8/10/2007	83,901
British Pound	5,788,754	11,754,692	8/10/2007	20,269
Canadian Dollar	4,496,348	4,217,104	8/10/2007	58,280
Euro	15,773,879	21,586,868	8/10/2007	139,593
Icelandic Krona	42,532,080	693,848	8/10/2007	5,693
Indian Rupee	32,600,750	807,232	8/10/2007	(2,276)
Japanese Yen	475,000,000	4,015,892	8/10/2007	(15,892)
New Zealand Dollar	26,415,884	20,104,520	8/10/2007	579,030

				$868,598

Total Net Unrealized Gain on Open Forward Foreign Currency Contracts				$743,890

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

			Unrealized
	Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
3 Month, Euro Euribor Dec 07, expires 12/17/07 (EUR)	13	$4,246,176	$1,134
Long Gilt, Sept 2007 expires 9/28/07 (GBP)	22	4,715,084	53,001
Natural Gas, Sept 2007, expires 9/30/2007	25	1,547,750	(122,033)
Sterling 90 Day, Dec 07 expires 12/20/07 (GBP)	24	5,716,810	62

			$(67,836)

FUTURES CONTRACT SOLD SHORT
90 Day Eurodollar, Jun 08, expires 6/16/08	84	19,980,450	(4,127)
90 Day Eurodollar, Dec 07, expires 12/17/07	124	29,420,550	(4,036)
90 Day Eurodollar, Dec 08, expires 12/15/08	47	11,179538	(1,240)
U.S. 5 Year Note, Sept 07, expires 8/24/07	92	9,703,125	(348)
U.S. 2 Year Note, Sept 07, expires 9/28/07	112	22,953,000	210
U.S. 10 Year Note, Jun 07, expires 9/28/07	61	6,552,734	717
U.S. Long Bond, Sept 07, expires 9/22/07	44	4,842,750	(7,842)
WTI Crude, Sept 07, expires 9/30/07	23	1,792,390	81,948

			$(98,613)

			$(166,450)

CREDIT DEFAULT SWAPS*

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX Emerging Markets Index, Series 7	$(12,000,000)	Buy	1.25%	6/20/2012	$254,580
CDX North American Crossover Index, Series 8	(2,000,000)	Buy	1.40%	6/20/2012	22,014
CDX North American High Yield Index, Series 8	(24,360,000)	Buy	2.75%	6/20/2012	489,679
CDX North American Investment Grade Index, Series 8	(1,500,000)	Buy	0.35%	6/20/2012	12,906
CDX North American High Volatility Index, Series 8	(1,500,000)	Buy	0.75%	6/20/2012	15,292

					$794,471

* Valued at fair value using methods determined by the Board of Trustees. See Notes to Schedules of Portfolio Investments.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Principal	Value

0.14%	CORPORATE BONDS
0.14%	Airlines
	American Airlines, Inc., 7.377%, 5/23/2019, Series 01-1	$230,021	$209,319
	Delta Airlines, 0.00%, 12/15/2029 (a)	600,000	42,000

	Total Corporate Bonds
	(Cost $220,289)		251,319

52.61%	MUNICIPAL BONDS
1.62%	Alabama
	Alabama Agriculture & Mechanical, Revenue, 5.00%, 11/1/2017, Callable 5/1/2017 @ $100, AMBAC	1,900,000	2,036,116
	Alabama State Federal Highway Finance Authority, Series A, Revenue, 5.00%, 3/1/2017, Callable 3/1/2012 @ $100, MBIA	275,000	285,807
	Birmingham Jefferson Civic Center Authority, Series A, Special Tax, 4.125%, 7/1/2017, Callable 7/1/2008 @ $100, AMBAC	100,000	98,994
	City of Mobile, GO, 5.375%, 8/15/2014, Callable 8/15/2011 @ $102, AMBAC	500,000	536,800

			2,957,717

0.13%	Arkansas
	Arkansas Development Finance Authority, Series B, Revenue, 5.00%, 11/1/2014, FSA	220,000	233,847

4.50%	California
	Antioch California Union School District, Certificate of Participation, 4.25%, 9/1/2021, FGIC	685,000	668,656
	Berryessa Union School District, Series B, GO, 4.75%, 8/1/2016, Callable 8/1/2011 @ 101, FSA	100,000	103,640
	California State:
	5.00%, 9/1/2016, GO	500,000	533,025
	5.00%, 3/1/2017, GO, Callable 3/1/2016 @ $100	2,000,000	2,117,140
	5.00%, 12/1/2020, Various Purpose, Callable 12/1/2016 @ $100 (a)	2,000,000	2,097,120
	Chabot-Las Positas Community College District, GO, Zero coupon, 8/1/2014, AMBAC	500,000	376,950
	Foothill-De Anza Community College, GO, Zero coupon, 8/1/2018, MBIA	1,000,000	623,720
	Las Virgenes School District, Series D, GO, Zero coupon, 9/1/2020, FGIC	970,000	542,725
	Oakland Redevelopment Agency, Tax Allocation, 5.50%, 2/1/2014, AMBAC	145,000	153,104
	San Jose, California Parks & Public Safety, GO, 4.00%, 9/1/2019, Callable 9/1/2015 @ $100	1,050,000	1,016,211

			8,232,291

0.57%	Colorado
	Arkansas River Power Authority, Revenue, 5.25%, 10/1/2016, XLCA	300,000	325,872
	Douglas County School District No. RE1 Douglas & Elber Counties, GO, 7.00%, 12/15/2012, MBIA State Aid Withholding	585,000	671,100
	Garfield Pitkin & Eagle Counties School District No. RE001 Roaring Fork, GO, 5.25%, 12/15/2012, FSA State Aid Withholding	35,000	37,389

			1,034,361

2.75%	Florida
	Broward County, Florida Airport System, Revenue, 5.00%, 10/1/2018, Callable 10/1/2014 @ $100, AMBAC	1,000,000	1,047,090
	Dunedin Utility System, Revenue, 6.25%, 10/1/2011, FGIC	50,000	54,591
	Jea, St. Johns River Power Parke System, Series 22, Revenue, 4.00%, 10/1/2014, Callable 4/1/2012 @ $100, MBIA	800,000	798,976
	Lakeland, Florida Energy System, Revenue, 5.00%, 10/1/2024, Callable 10/1/2016 @ $100	1,045,000	1,091,795

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Florida (continued)
	Nassau County, Florida, Public Improvement, Revenue, 5.00%, 5/1/2021, MBIA	$1,260,000	$1,352,093
	Orange County Health Facilities Authority, Revenue, 5.75%, 12/1/2032, Prerefunded 12/1/12 @ $100, Suntrust Bank	600,000	653,802
	Orlando, Florida Utilities Commission, Revenue, 6.00%, 10/1/2010, Suntrust Bank	30,000	31,937

			5,030,284

0.02%	Georgia
	Atlanta Water & Wastewater, Series A, Revenue, 5.00%, 11/1/2029, Prerefunded 5/1/2009 @ $101, FGIC (a)	35,000	35,849
	Fulton County, Georgia Development Authority, Revenue, Zero coupon, 5/1/2033	105,000	7,350

			43,199

2.65%	Illinois
	Chicago O’Hare International Airport, Series B, Revenue, 5.25%, 1/1/2016, MBIA	260,000	279,357
	Chicago Transit Authority Capital Grant Receipts, Revenue, 5.25%, 6/1/2009, AMBAC	500,000	512,925
	City of Bellwood, Series B, GO, 4.45%, 12/1/2020, Callable 12/1/2015 @ $100, MBIA	100,000	100,617
	City of Oak Park, Series B, GO, Zero coupon, 11/1/2013, Callable 11/1/2012 @ $100	500,000	385,700
	City of Orland Park, GO, 4.125%, 12/1/2018, Callable 12/1/2014 @ $100, XCLA	260,000	256,399
	Cook County Community School District No. 97 Oak Park, Series B, GO, 9.00%, 12/1/2015, FGIC	300,000	402,039
	Cook County School District No. 100, GO, 8.10%, 12/1/2015, Prerefunded, FSA	300,000	385,137
	Cook County Township High School District 225 North Field Township, Series A, GO, 5.75%, 12/1/2013, Prerefunded 12/1/2010 @ $100	1,000,000	1,060,360
	Illinois State Sales Tax Revenue, First Series, 5.00%, 6/15/2009	1,000,000	1,021,380
	Jackson & Williamson Counties Community High School District No. 165, GO, 7.50%, 12/1/2009, AMBAC (c)	250,000	270,285
	Winnebago County, GO, 4.25%, 12/30/2013, MBIA	175,000	178,041

			4,852,240

2.77%	Indiana
	Decatur Township Marion County Multi-School Building Corp., Series B, Revenue, 5.00%, 7/15/2015, FSA State Aid Withholding	605,000	644,991
	Franklin, Indiana Community, Revenue, 5.00%, 7/10/2018, FGIC State Aid Withholding	1,575,000	1,687,392
	Greenfield Central Community Building Corp., Revenue, 2.80%, 7/15/2008, FSA	100,000	98,700
	Hammond Local Public Improvement Bond Bank, Series A, Revenue, 4.50%, 8/15/2017, Callable 8/15/2011 @ $100, XLCA	895,000	905,847
	Hammond Public Library Leasing Corp., Revenue, 5.00%, 7/10/2014, XLCA	410,000	434,100
	Indiana State Fair Common Fairgrounds, Revenue, 4.20%, 1/1/2014, AMBAC	390,000	393,748
	Indiana Transportation Finance Authority, Series C, Revenue, 5.50%, 12/1/2015, FGIC	585,000	645,290
	Randolph Central School Building Corp., Revenue, 4.75%, 7/15/2011, FSA State Aid Withholding	250,000	259,280

			5,069,348

1.15%	Iowa
	Sioux City Community School District School Infrastructure: 4.00%, 10/1/2015, Series B, Revenue, Callable 10/1/2014 @ $100, CIFG	650,000	645,944

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Iowa (continued)
	4.00%, 10/1/2016, Revenue, Callable 10/1/2014 @ $100	$1,470,000	$1,465,472

			2,111,416

1.20%	Kansas
	Miami County Unified School District No. 416, GO, 5.00%, 9/1/2016, MBIA	1,000,000	1,073,890
	Neosho County, Kans University School District No. 413, GO, 5.00%, 9/1/2020, FSA	1,075,000	1,127,148

			2,201,038

0.61%	Louisiana
	Louisiana State:
	5.00%, 8/1/2012, Series A, GO, MBIA	350,000	367,479
	5.00%, 7/15/2015, Series B, GO, CIFG	500,000	532,350
	5.25%, 10/15/2015, Series A, GO, Callable 10/15/2014 @ $100	200,000	215,234

			1,115,063

0.36%	Massachusetts
	Dedham/Westwood Water District, GO, 2.00%, 10/15/2007, AMBAC	100,000	99,462
	Massachusetts State:
	5.75%, 10/1/2012, Series C, GO, Prerefunded 10/1/2010 @ $100	500,000	528,910
	6.00%, 11/1/2013, Series D, GO, MBIA	25,000	27,883

			656,255

1.12%	Michigan
	City of Detroit, Series C, GO, 5.00%, 4/1/2012, FSA	50,000	52,234
	Northville Public Schools, GO, 5.00%, 5/1/2018, Callable 11/1/2014 @ $100, FSA Q-SBLF	500,000	526,965
	Plymouth-Canton Community School District:
	4.50%, 5/1/2012, GO, Callable 5/1/2008 @ $100, FGIC Q-
	SBLF	1,100,000	1,105,225
	5.25%, 5/1/2015, GO, Callable 5/1/2013 @ $100, Q-SBLF	350,000	374,273

			2,058,697

0.24%	Mississippi
	Itawamba Community College District, GO, 5.00%, 2/1/2011, XLCA-ICR	50,000	51,879
	Mississippi State:
	6.00%, 9/1/2011, GO, FSA	265,000	286,717
	4.25%, 8/1/2016, GO, Callable 8/1/2013 @ $100	100,000	100,420

			439,016

1.42%	Missouri
	Joint Municipal Electric Utility Commission Power Project, Revenue, 5.00%, 1/1/2015, MBIA	620,000	660,226
	St. Louis Airport, Series A, Revenue, 5.00%, 7/1/2015, FSA	825,000	875,275
	St. Louis County Annual Appropriation-Supported Tax, Series A, Tax Allocation, 5.00%, 2/15/2018, Callable 2/15/2016 @ $100, AMBAC	1,000,000	1,054,660

			2,590,161

1.71%	Nevada
	Clark County:
	5.00%, 11/1/2017, GO, Callable 11/1/2016 @ $100, AMBAC	825,000	880,291
	4.50%, 6/1/2018, GO, Callable 6/1/2016 @ $100, FSA	275,000	280,409
	North Las Vegas Local Improvement, Special Assessment, 4.125%, 12/1/2014, AMBAC	290,000	292,822
	Truckee Meadows Water Authority, Series A, Revenue, 5.25%, 7/1/2034, Callable 7/1/2011 @ $100, FSA	340,000	357,371
	Washoe County School District, GO, 5.25%, 6/1/2014, FGIC	1,000,000	1,076,460
	Water Pollution Control, GO, 3.25%, 8/1/2010, FSA	250,000	244,493

			3,131,846

1.08%	New Jersey
	City of Clifton, GO, 4.25%, 8/1/2017, Callable 7/1/2011 @ $100, CIFG	560,000	567,526

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Nevada (continued)
	City of East Orange, Series B, GO, 4.125%, 11/1/2017, Callable 11/1/2015 @ $100, CIFG State Aid Withholding	$1,115,000	$1,113,562
	New Jersey State Educational Facilities Authority, Series A, Revenue, 4.25%, 3/1/2012, Callable 3/1/2011 @ $100	300,000	303,366

			1,984,454

1.05%	New Mexico
	Gallup Joint Utility, Revenue, 5.00%, 6/1/2017, Callable 6/1/2014 @ $100, AMBAC	820,000	862,517
	New Mexico State Highway Common, Series A, Revenue, 5.50%, 6/15/2013, Callable 6/15/2011 @ $100	1,000,000	1,059,440

			1,921,957

2.65%	New York
	City of New York:
	5.25%, 8/1/2007, Series G, General Obligation	45,000	45,000
	5.00%, 8/1/2014, Series I, GO, FSA-CR	500,000	533,070
	5.25%, 8/1/2014, Series E, GO, Callable 8/1/2013 @ $100	850,000	907,537
	3.90%, 9/1/2016, Series F-1, GO, Callable 9/1/2015 @ $100	100,000	97,974
	City of Utica Public Improvement, GO, 4.75%, 4/1/2015, FSA	335,000	352,551
	Erie County Public Improvement, Series A, GO, 5.00%, 12/1/2015, MBIA	100,000	106,945
	New York City Municipal Water Finance Authority, Series C, Revenue, 2.375%, 6/15/2010	50,000	47,045
	New York City Transitional Finance Authority:
	5.25%, 8/1/2012, Series B, Revenue	750,000	797,295
	5.50%, 5/1/2025, Revenue, Prerefunded 5/1/2009 @ $101	300,000	312,045
	New York State Environmental Facilities Corp., 5.00%, 6/15/2018	1,260,000	1,352,849
	Troy Industrial Development Authority Civic Facility, Revenue, 4.05%, 4/1/2037, Callable 9/1/2001 @ $100	290,000	290,858

			4,843,169

0.25%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System, Series A, Revenue, 5.00%, 1/1/2017, Callable 1/1/2017 @ $100	435,000	464,767

1.49%	Ohio
	City of Cleveland Various Purpose, GO, 5.50%, 12/1/2013, Callable 12/1/2012 @ $100, MBIA	570,000	613,457
	Columbus Ohio Regional Airport Authority, Revenue, 5.00%, 1/1/2019, Callable 1/1/2017 @ $100, MBIA	1,505,000	1,588,166
	Jefferson County, GO, 5.70%, 12/1/2013, FSA	30,000	33,018
	New Albany Plain Local School District, GO, 3.875%, 12/1/2017, Callable 12/1/2016 @ $100, MBIA	500,000	489,760

			2,724,401

0.98%	Oklahoma
	Tulsa County Public Facilities Authority, Revenue, 6.95%, 11/1/2011, Callable 11/1/2009 @ $102	1,670,000	1,790,574

0.42%	Pennsylvania
	Philadelphia Authority for Industrial Development, Revenue, 5.00%, 12/1/2016, FGIC	500,000	533,765
	St. Clair Area School District, GO, 2.15%, 11/15/2008, FGIC State Aid Withholding	235,000	228,068

			761,833

0.27%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority, Series AA, Revenue, 5.50%, 7/1/2016, FGIC	445,000	492,846

1.06%	South Carolina
	Beaufort County, GO, 8.00%, 3/1/2016, MBIA State Aid Withholding	850,000	1,086,955

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	South Carolina (continued)
	State Highway, Series A, GO, 3.00%, 8/1/2020, Callable 5/1/2015 @ $100	$1,000,000	$846,550

			1,933,505

0.67%	Tennessee
	Memphis-Shelby County Sports Authority Inc., Series C, Revenue, 5.00%, 11/1/2016, MBIA	1,135,000	1,220,102

15.51%	Texas
	Aledo Independent School District, Series A, GO, 5.00%, 2/15/2016, Callable 2/15/2015 @ $100, PSF-GTD	530,000	560,639
	Arlington Independent School District, GO, 5.00%, 2/15/2013, PSF-GTD	1,000,000	1,051,720
	Austin, Texas Water & Wastewater System:
	5.00%, 11/15/2021, Revenue, AMBAC	750,000	789,202
	5.00%, 11/15/2018, Revenue, MBIA	600,000	643,866
	5.00%, 11/15/2015, Revenue, MBIA	1,005,000	1,074,476
	Birdville Independent School District, GO, Zero coupon, 2/15/2012, PSF-GTD	465,000	387,201
	Brazoria County Municipal Utility District No. 26, GO, 4.60%, 9/1/2028, Callable 9/1/2013 @ $100, FGIC	100,000	99,329
	Bryan Waterworks & Sewer, Revenue, 4.25%, 7/1/2018, Callable 7/1/2014 @ $100, MBIA	90,000	89,763
	Cedar Park, Texas, GO, 5.00%, 2/15/2016, MBIA	500,000	525,555
	City of Corsicana, GO, 4.00%, 2/15/2010, XLCA	300,000	301,290
	City of Midlothian, GO, 5.50%, 8/15/2013, MBIA	175,000	189,432
	City of Rowlett, GO, 4.50%, 2/15/2014, MBIA	715,000	735,363
	City of San Marcos, GO, 4.45%, 8/15/2021, Callable 8/15/2014 @ $100, FSA	140,000	138,844
	City of Southlake, GO, 4.00%, 2/15/2017, Callable 2/15/2014 @ $100, AMBAC	285,000	279,240
	City of Waco, GO, 4.40%, 2/1/2029, Callable 2/1/2015 @ $100, XLCA	340,000	323,201
	Conroe Independent School District, Series A, GO, 5.00%, 2/15/2014, PSF-GTD	750,000	792,735
	Corpus Christi, Series A, GO, 4.00%, 3/1/2016, MBIA	1,015,000	1,007,692
	Corpus Christi Utility System:
	5.50%, 7/15/2009, Series A, Revenue, FSA	50,000	51,592
	5.25%, 7/15/2016, Revenue, FSA	950,000	1,033,362
	Dallas County Community College District, Revenue, 5.375%, 2/15/2018, Callable 2/15/2010 @ $100, AMBAC	1,095,000	1,136,260
	Dallas, Texas, 5.00%, 2/15/2019	275,000	287,133
	Dallas Waterworks & Sewer Systems, Series A, Revenue, 5.00%, 10/1/2011	600,000	626,502
	Dallas-Fort Worth International Airport Facility Improvement Corp., Revenue, 6.00%, 11/1/2014, Callable 11/1/2007 @ $100	140,000	140,350
	El Paso, Texas, GO, 5.00%, 8/15/2021, MBIA	1,490,000	1,564,336
	Ennis Independent School District, GO, 5.00%, 8/15/2020, Callable 8/15/2016 @ $100, PSF-GTD	875,000	917,096
	Fort Bend County, GO, 5.00%, 3/1/2019, Callable 9/1/2014 @ $100, FGIC	500,000	522,075
	Harris County, Texas, GO, 5.25%, 10/1/2019, Callable 10/1/2013 @ $100	250,000	264,105
	Klein Independent School District, GO, 5.50%, 8/1/2015, PSF- GTD	1,505,000	1,652,761
	La Joya Independent School District, GO, 5.00%, 2/15/2012, PSF-GTD	500,000	522,645
	Laguna Madre Water District, Revenue, 4.50%, 3/1/2024, Callable 3/1/2016 @ $100, AMBAC	595,000	586,771
	Leander Independent School District, GO, 5.375%, 8/15/2017, Callable 8/15/2012 @ $100, PSF-GTD	550,000	582,621
	Lewisville Independent School District, GO, 5.00%, 8/15/2012, PSF-GTD	1,000,000	1,049,820
	Lower Colorado River Authority, Revenue, 5.25%, 1/1/2015, Callable 1/1/2015 @ $100, MBIA	25,000	26,986

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Texas (continued)
	McLennan County, Texas Junior College, 5.00%, 8/15/2018, Callable 8/15/2014 @ $100, FSA	$1,030,000	$1,075,248
	North East Independent School District, GO, 5.25%, 8/1/2011, PSF-GTD	140,000	147,245
	North Texas Municipal Water District, Revenue, 5.00%, 9/1/2017, Callable 9/1/2016 @ $100, FGIC	1,125,000	1,199,306
	Northwest Harris County Municipal Utility District No. 5, Series A, GO, 5.50%, 5/1/2016, AMBAC	585,000	644,635
	Pearland Waterworks & Sewer Systems:
	6.00%, 9/1/2011, Revenue, AMBAC	135,000	145,588
	5.50%, 9/1/2012, Revenue, MBIA	830,000	891,005
	Port Arthur Independent School District, GO, 5.00%, 2/15/2014, AMBAC	840,000	887,863
	San Benito Consolidated Independent School District, GO, 5.00%, 2/15/2012, PSF-GTD	450,000	470,381
	State Municipal Power Agency, Revenue, Zero coupon, 9/1/2010, Unrefunded, AMBAC	250,000	221,913
	State Transportation Community Mobility, Series A, GO, 5.00%, 4/1/2010	170,000	175,064
	State Turnpike Authority Central Texas Turnpike System, Series A, Revenue, Zero coupon, 8/15/2015, AMBAC	705,000	503,673
	Tarrant County, Texas Health Facilities, Revenue, 5.00%, 12/1/2019, FSA	250,000	263,603
	University of Texas, Revenue, 5.00%, 7/1/2017, Callable 7/1/2016 @ $100	715,000	760,960
	Upper Trinity Regional Water District, Revenue, 4.00%, 8/1/2020, Callable 2/1/2017 @ $100, XCLA	1,100,000	1,054,691

			28,395,138

0.58%	Utah
	Alpine School District, GO, 4.25%, 3/15/2013, School Board GTY	500,000	508,735
	Central Utah Water Conservancy District, Series D, GO, 4.25%, 4/1/2008	50,000	50,160
	Salt Lake City, Utah School District, Series A, GO, 4.375%, 3/1/2017, Callable 3/1/2013 @ $100, School Board GTY (a)	500,000	508,775

			1,067,670

0.05%	Virginia
	City of Suffolk, Public Improvement, GO, 2.50%, 8/1/2007	100,000	100,000

1.56%	Washington
	King County, Series B, GO, 5.85%, 12/1/2013, Callable 12/1/2007 @ $102	25,000	25,667
	Kitsap County Sewer, Revenue, 4.20%, 12/1/2007, FGIC	150,000	150,206
	Klickitat County Public Utility District No. 001, Series B, Revenue, 5.25%, 12/1/2013, Callable 12/1/2011 @ $100, AMBAC	1,000,000	1,056,080
	Washington State University Athletic Facilities:
	4.00%, 10/1/2016, Revenue, AMBAC	570,000	566,950
	4.00%, 10/1/2017, Revenue, Callable 4/1/2017 $100	555,000	547,224
	Yakima County School District No. 201 Sunnyside, GO, 4.50%, 12/1/2017, Callable 6/1/2014 @ $100, FSA	500,000	511,180

			2,857,307

0.07%	West Virginia
	State Water Development Authority Infrastructure, Series A, Revenue, 2.50%, 10/1/2007, AMBAC	125,000	124,601

2.10%	Wisconsin
	Milwaukee County, Wisconsin, Series A, GO, 4.125%, 12/1/2021, Callable 12/1/2016 @ 100, MBIA	1,470,000	1,418,197
	Monona Grove School District, GO, 4.50%, 5/1/2019, Callable 5/1/2016 @ $100, MBIA	1,225,000	1,234,629
	State Petroleum Inspection Fee, Series 1, Revenue, 5.00%, 7/1/2011, Callable 7/1/2009 @ $102, FSA	900,000	934,245

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Wisconsin (continued)
	Wisconsin State, GO, 6.25%, 5/1/2012	$235,000	$258,373

			3,845,444

	Total Municipal Bonds
	(Cost $96,486,295)		96,284,547

0.65%	FOREIGN BONDS
0.20%	Financial Services
	General Electric Capital Corp., Series EMTN, 6.75%, 9/26/2016 (NZD)	500,000	357,152

0.45%	Sovereign Bonds
	Canadian Government, 2.75%, 12/1/2007 (CAD)	110,000	102,491
	New South Wales Treasury Corp.:
	7.00%, 12/1/2010, Series 10RG (AUD)	500,000	429,866
	5.50%, 8/1/2014, Series 14RG (AUD)	120,000	95,965
	New Zealand Government:
	6.00%, 11/15/2011, Series 1111 (NZD)	135,000	97,889
	6.00%, 12/15/2017, Series 1217 (NZD)	135,000	98,066

			824,277
	Total Foreign Bonds
	(Cost $1,098,907)		1,181,429

		Shares

0.12%	COMMON STOCKS
0.12%	Financial Services
	Centerline Holding Co.	13,330	166,358
	Municipal Mortgage & Equity, LLC	2,408	53,217

	Total Common Stocks
	(Cost $293,381)		219,575

0.63%	PREFERRED STOCK
0.63%	Financial Services
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	21,700	452,445
	Thornburg Mortgage, Inc., Series C, 8.00%, Callable 3/22/2010 @ $25	29,725	705,969

	Total Preferred Stock
	(Cost $1,251,128)		1,158,414

44.32%	EXCHANGE TRADED / CLOSED-END FUNDS
44.22%	Closed-End Funds
1.68%	Asset Allocation Closed-End Funds
	Chartwell Dividend & Income Fund, Inc.	15,600	140,088
	John Hancock Patriot Premium Dividend Fund II	45,150	478,139
	John Hancock Patriot Select Dividend Trust	15,600	196,872
	LMP Capital and Income Fund, Inc.	38,250	743,580
	Pioneer Tax Advantaged Balanced Fund	42,986	617,279
	TS&W/Claymore Tax-Advantaged Balanced Fund	62,110	908,669

			3,084,627

0.86%	Equity Closed-End Funds
	DWS RREEF Real Estate Fund II, Inc.	18,650	378,595
	DWS RREEF Real Estate Fund, Inc.	3,900	60,996
	ING Clarion Global Real Estate Income Fund	63,944	1,135,006

			1,574,597

37.41%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust	28,913	419,528
	BlackRock Florida Municipal 2020 Term Trust	15,663	209,884
	BlackRock Insured Municipal Term Trust, Inc. (c)	231,575	2,253,225
	BlackRock Long-Term Municipal Advantage Trust (c)	318,657	4,059,690
	BlackRock MuniEnhanced Fund, Inc.	91,753	939,551
	BlackRock MuniHoldings Florida Insured Fund (c)	168,958	2,218,419
	BlackRock MuniHoldings Insured Fund II, Inc.	168,100	2,082,759
	BlackRock MuniHoldings Insured Fund, Inc.	139,760	1,760,976
	Blackrock MuniHoldings New York Insured Fund, Inc.	72,943	971,601

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (continued)
	BlackRock MuniYield California Fund, Inc.	66,988	$890,940
	BlackRock MuniYield Florida Fund	102,922	1,362,687
	BlackRock MuniYield Florida Insured Fund	132,945	1,733,603
	BlackRock MuniYield Fund, Inc.	9,700	138,128
	BlackRock MuniYield Insured Fund, Inc.	39,131	531,790
	BlackRock MuniYield Michigan Insured Fund II, Inc.	15,004	196,252
	BlackRock MuniYield Michigan Insured Fund, Inc.	75,794	1,045,957
	BlackRock MuniYield New Jersey Insured Fund, Inc.	74,146	1,033,595
	BlackRock MuniYield Pennsylvania Insured Fund	46,023	650,765
	BlackRock MuniYield Quality Fund	74,070	996,982
	BlackRock MuniYield Quality Fund II, Inc.	125,621	1,520,014
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	130,878	1,761,618
	DTF Tax Free Income, Inc.	94,654	1,355,445
	DWS Municipal Income Trust	142,464	1,551,433
	DWS Strategic Municipal Income Trust	56,505	663,934
	Eaton Vance Insured Municipal Bond Fund II	95,745	1,388,302
	Eaton Vance Massachusetts Municipal Income Fund	26,506	374,795
	Eaton Vance Municipal Income Trust (c)	179,894	2,633,648
	Eaton Vance New Jersey Municipal Income Trust	11,452	160,557
	Insured Municipal Income Fund	89,338	1,139,060
	Investment Grade Municipal Income Fund	66,725	890,779
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (c)	166,704	2,105,472
	MFS Municipal Income Trust	11,600	88,508
	Morgan Stanley Municipal Income Opportunities Trust II	22,834	196,372
	Neuberger Berman Intermediate Municipal Fund, Inc.	64,572	858,808
	Nuveen Arizona Premium Income Municipal Fund	17,372	227,052
	Nuveen California Investment Quality Municipal Fund	2,000	27,460
	Nuveen Florida Investment Quality Municipal Fund (c)	133,968	1,779,095
	Nuveen Florida Quality Income Municipal Fund	110,630	1,485,761
	Nuveen Georgia Premium Income Municipal Fund	62,473	849,633
	Nuveen Insured Florida Premium Income Municipal Fund	76,489	1,051,724
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	52,842	706,498
	Nuveen Insured Premium Income Municipal Fund	44,997	571,012
	Nuveen Insured Quality Municipal Fund, Inc.	156,235	2,185,728
	Nuveen Massachusetts Premium Income Municipal Fund	9,417	134,098
	Nuveen Municipal Advantage Fund	1,200	17,856
	Nuveen Municipal Income Fund	8,164	84,661
	Nuveen Municipal Market Opportunity Fund	65,400	895,326
	Nuveen New Jersey Investment Quality Municipal Fund (c)	233,713	3,124,743
	Nuveen New York Investment Quality Municipal Fund	16,652	226,134
	Nuveen New York Quality Income Municipal Fund	23,100	312,081
	Nuveen North Carolina Premium Income Municipal Fund	47,448	629,160
	Nuveen Ohio Quality Income Municipal Fund	65,438	944,270
	Nuveen Pennsylvania Investment Quality Municipal Fund (c)	145,522	1,933,987
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (c)	148,363	1,937,621
	Nuveen Performance Plus Municipal Fund, Inc.	16,500	230,835
	Nuveen Premier Insured Municipal Income Fund, Inc.	63,952	871,026
	Nuveen Premier Municipal Income Fund, Inc.	60,241	819,278
	Nuveen Premium Income Municipal Fund	6,669	81,028
	Nuveen Quality Income Municipal Fund	79,700	1,099,860
	Putnam Investment Grade Municipal Trust	41,361	400,374
	Putnam Municipal Bond Fund	36,744	442,765
	Putnam Municipal Opportunities Trust	70,352	819,601
	Seligman Select Municipal Fund, Inc.	110,676	1,105,653
	Van Kampen Advantage Municipal Income Trust II	45,089	575,787
	Van Kampen Pennsylvania Value Municipal Income Trust	46,173	646,422
	Western Asset Intermediate Municipal Fund, Inc.	110,340	987,543
	Western Asset Municipal Partners Fund, Inc.	82,563	1,075,796

			68,464,945

4.27%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	27,000	243,000
	ACM Income Fund, Inc.	67,700	555,817
	BlackRock Core Bond Trust	19,600	237,552
	BlackRock High Yield Trust	10,900	79,461

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (continued)
	BlackRock Income Trust	133,635	$780,428
	BlackRock Strategic Bond Trust	22,720	272,640
	Dreyfus High Yield Strategies Fund	93,300	360,138
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	47,675	511,553
	Evergreen Income Advantage Fund	25,000	321,500
	MFS Intermediate Income Trust	232,350	1,412,688
	MFS Multimarket Income Trust	57,500	333,500
	Morgan Stanley High Yield Fund, Inc.	20,000	111,200
	Putnam Master Intermediate Income Trust	46,324	287,209
	Putnam Premier Income Trust	68,182	423,410
	Western Asset High Income Opportunity Fund, Inc.	54,950	337,393
	Western Asset Managed High Income Fund, Inc.	42,600	256,026
	Western Asset Emerging Markets Debt Fund, Inc.	39,892	687,339
	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	19,703	223,826
	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	7,557	86,830
	Western Asset High Income Fund II, Inc.	28,400	285,988

			7,807,498

0.10%	Equity ETF
	Market Vectors Gold Miners ETF	4,570	182,800

	Total Exchange Traded / Closed-End Funds
	(Cost $83,330,360)		81,114,467

		Contracts

0.18%	PURCHASED OPTIONS
	iShares MSCI Put Option @ $79, expires Dec 2007	29	11,165
	iShares MSCI Emerging Market Index Put Option @ $80, expires Dec 2007	29	10,005
	WTI Crude:
	Put @ $72, expires Sept 2007	32	38,720
	Put @ $74, expires Sept 2007	27	47,520
	Put @ $68, expires Nov 2007	28	49,560
	Put @ $70, expires Nov 2007	22	49,940
	Strike @ $77, expires Sept 2007	22	64,900

	Total Purchased Options
	(Cost $367,245)		336,490

2.20%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund (Cost $4,030,151)	4,030,151	4,030,151

100.85%	Total Investments
	(Cost $187,077,756)		184,576,392

(0.85)%	Net other assets (liabilities)		(1,558,135)

100.00%	NET ASSETS		$183,018,257

(a)	Default resolution.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$755,315
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(3,380,241)

			$(2,624,926)

	Aggregate cost for federal income tax purposes is $187,201,318.

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
AUD	Australian issuer
CAD	Canadian issuer
CIFG	Insured by County IXIS Financial Guaranty.
EUR	European issuer
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
NZD	New Zealand issuer
PSF-G	Public School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
XLCA	XL Capital Assurance

See accompanying notes to schedules of portfolio investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

	Shares	Value

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
iShares Dow Jones U.S. Real Estate Index Fund	10,000	$704,000

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

CURRENCY CONTRACTS
To Buy:
Australian Dollar	1,263,957	$1,076,530	8/10/2007	$(28,470)
Icelandic Krona	15,214,200	248,197	8/10/2007	(6,946)
Japanese Yen	217,699,130	1,840,539	8/10/2007	47,746
New Zealand Dollar	1,285,108	978,066	8/10/2007	(37,934)

				$(25,604)

To Sell:
Australian Dollar	858,563	731,250	8/10/2007	8,831
British Pound	610,624	1,239,938	8/10/2007	13,062
Canadian Dollar	577,596	541,724	8/10/2007	7,563
Euro	1,296,444	1,774,209	8/10/2007	15,791
Icelandic Krona	15,214,200	248,197	8/10/2007	2,036
New Zealand Dollar	3,299,098	2,510,867	8/10/2007	83,199

				$130,482

Total Net Unrealized Gain on Open Forward Foreign Currency Contracts				$104,878

				Unrealized
		Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Natural Gas, Sept 2007, expires 9/30/2007		8	$495,280	$(39,593)

				$(39,593)

FUTURES CONTRACTS SOLD SHORT
90 Day Eurodollar, Dec 07, expires 12/17/2007		39	9,253,238	(17,656)
S&P 500 E-Mini, Sept 2007, expires 9/21/2007		10	(730,950)	39,648
U.S. 2 Year Bond, Sept 2007, expires 9/28/2007		27	(5,533,313)	(22,837)
U.S. 5 Year Note, Sept 2007, expires 8/24/2007		23	(2,425,781)	(22,329)
U.S. 10 Year Note, Jun 2007, expires 9/19/2007		15	(1,611,328)	(16,906)
U.S. 30 Year Treasury Bond, Sept 2007, expires 9/22/2007		10	(1,100,625)	(15,646)
WTI Crude, Sept 2007, expires 9/30/2007		8	623,440	(28,504)

				$(84,230)

				$(123,823)

CREDIT DEFAULT SWAP*

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX North American High Yield Index, Series 8	$(2,150,000)	Buy	2.75%	6/20/2012	$33,773

* Valued at fair value using methods determined by the Board of Trustees. See Notes to Schedules of Portfolio Investments.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Principal	Value

7.12%	CORPORATE BONDS
3.65%	Airlines
	American Airlines, Inc., Series 01-1, 7.377%, 5/23/2019	$28,753	$26,174
	Continental Airlines, Inc., Series 981B, 6.748%, 3/15/2017	33,495	32,501
	Delta Airlines, Series 00-1, 7.92%, 11/18/2010	40,000	39,612
	Northwest Airlines, Inc., Series 01-B, 7.691%, 4/1/2017	49,570	48,346
	United Airlines, Series 144A, 7.336%, 7/2/2019 (b)	40,000	40,450

			187,083

3.22%	Financial Services
	Bank of America Corp.:
	4.75%, 3/15/2016	10,000	9,372
	7.80%, 9/15/2016	50,000	56,421
	Bankers Trust Corp., 7.50%, 11/15/2015	4,000	4,444
	Bear Sterns Co., Inc., 5.55%, 1/22/2017	25,000	22,846
	Citigroup, Inc., 5.50%, 2/15/2017	25,000	24,111
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	25,000	23,731
	Lehman Brothers Holdings, 6.50%, 7/19/2017	25,000	24,598

			165,523

0.25%	Industrials
	Occidental Petroleum, 8.75%, 1/15/2023	10,000	12,925

	Total Corporate Bonds
	(Cost $366,171)		365,531

0.59%	MORTGAGE BACKED-SECURITY
	Federal National Mortgage Association, 4.50%, 5/25/2019	31,816	30,349

	Total Mortgage Backed-Security
	(Cost $28,888)		30,349

4.17%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.75%, 12/7/2028	43,000	44,236
	Federal Home Loan Bank:
	5.69%, 9/17/2018	25,000	25,656
	5.80%, 8/18/2020	10,000	9,817
	7.13%, 2/15/2030 (c)	90,000	108,358
	Federal National Mortgage Association, 8.28%, 1/10/2025	20,000	26,200

	Total U.S. Government & Agency
	(Cost $207,761)		214,267

0.96%	U.S. TREASURY BONDS
	U.S. Treasury Bonds, 6.25%, 8/15/2023	43,000	48,775

	Total U.S. Treasury Bonds
	(Cost $47,135)		48,775

11.00%	FOREIGN BONDS
1.44%	Financial Services
	General Electric Capital Corp., Series EMTN, 6.75%, 9/26/2016 (NZD)	40,000	28,572
	GMAC Australia, 5.00%, 9/17/2008 (CAD)	50,000	45,270

			73,842

9.56%	Sovereign Bonds
	Canadian Government:
	3.75%, 6/1/2009 (CAD) (c)	385,000	355,453
	3.75%, 6/1/2012 (CAD) (c)	100,000	90,456
	Federal Republic of Brazil, 12.50%, 1/5/2016 (BRL)	40,000	25,399
	Mexican Bonos De Desarrollo, 7.25%, 12/15/2016 (MXN)	220,000	19,450

			490,758

	Total Foreign Bonds
	(Cost $568,533)		564,600

9.13%	TAXABLE MUNICIPAL BONDS
1.74%	California
	San Bernardino JT Powers, Tax Allocation, 6.15%, 5/1/2027, Callable 5/1/2016 @ $100, MBIA	15,000	15,311
See accompanying notes to schedules of portfolio investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	California (continued)
	Santa Fe Springs Community Development, Tax Allocation,
	5.35%, 9/1/2018, Callable 9/1/2016 @ $100, MBIA	$25,000	$24,849
	Solano County, Revenue, 5.14%, 1/15/2014	50,000	49,325

			89,485

0.46%	Florida
	Pembroke Pines Communications Services, Revenue, 4.75%,
	10/1/2019, Callable 10/1/2014 @ $100, AMBAC	25,000	23,469

1.39%	Georgia
	College Park, Revenue, 5.868%, 1/1/2021, FGIC	70,000	71,516

0.10%	Illinois
	Development Finance Authority, Revenue, 6.00%, 3/1/2012, MBIA	5,000	5,130

0.73%	Maryland
	State Transportation Authority, Revenue, 6.48%, 7/1/2022, MBIA	35,000	37,638

1.26%	Michigan
	Flat Rock Tax Increment, GO, 5.375%, 10/1/2011	65,000	64,577

0.41%	New Jersey
	City of Linden, GO, 5.95%, 4/1/2033, MBIA (c)	20,000	20,999

0.79%	Oregon
	School Boards Association, GO, 5.68%, 6/30/2028, FGIC	40,000	40,370

1.77%	Tennessee
	Tennessee Valley Authority, 7.125%, 5/1/2030	75,000	90,855

0.48%	Wisconsin
	Menasha Steam Utility, Revenue, 4.35%, 9/1/2009, Callable 3/1/2008 @ $100	25,000	24,692

	Total Taxable Municipal Bonds
	(Cost $454,747)		468,731

		Shares

1.59%	COMMON STOCKS
0.17%	Financial Services
	Centerline Holding Co.	695	8,674

1.42%	Industrials
	Continental Can Co., Inc. (a)	75,000	73,047

	Total Common Stocks
	(Cost $82,798)		81,721

1.47%	PREFERRED STOCKS
1.47%	Financial Services
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	1,485	30,962
	Thornburg Mortgage, Inc., Series C, 8.00%, Callable 3/22/2010 @ $25	1,875	44,532

	Total Preferred Stocks
	(Cost $81,443)		75,494

62.82%	EXCHANGE TRADED / CLOSED-END FUNDS
61.91%	Closed-End Funds
4.44%	Asset-Allocation Funds
	BlackRock Preferred and Equity Advantage Trust	570	11,354
	Chartwell Dividend & Income Fund, Inc.	1,475	13,246
	John Hancock Patriot Premium Dividend Fund II (c)	10,645	112,731
	John Hancock Patriot Select Dividend Trust (c)	5,545	69,978
	LMP Capital and Income Fund, Inc.	1,060	20,606

			227,915

6.06%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust	3,625	57,166
	Clough Global Allocation Fund	555	11,044
	Cohen & Steers Select Utility Fund, Inc.	725	17,907
	DWS RREEF Real Estate Fund II, Inc.	1,170	23,751
	DWS RREEF Real Estate Fund, Inc.	1,000	15,640

See accompanying notes to schedules of portfolio investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (continued)
	Eaton Vance Enhanced Equity Income Fund	455	$8,377
	Eaton Vance Enhanced Equity Income Fund II	685	13,186
	Energy Income and Growth	1,210	33,384
	Fiduciary/Claymore Dynamic Equity Income Fund	350	6,185
	ING Clarion Global Real Estate Income Fund	5,395	95,761
	ING Global Advantage And Premium Opportunity Fund	325	6,344
	RMR Asia Pacific Real Estate Fund	940	22,165

			310,910

51.41%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	5,850	52,650
	Aberdeen Asia-Pacific Income Fund, Inc.	9,425	59,189
	Aberdeen Global Income Fund, Inc.	4,754	61,802
	ACM Income Fund, Inc.	4,905	40,270
	ACM Managed Dollar Income Fund	3,940	28,920
	Advent Claymore Convertible Securities and Income Fund	1,280	31,898
	American Income Fund, Inc. (c)	8,685	68,264
	BlackRock Core Bond Trust (c)	5,425	65,751
	BlackRock Corporate High Yield Fund III, Inc.	3,940	29,038
	BlackRock Corporate High Yield Fund V, Inc.	3,805	46,535
	BlackRock Corporate High Yield Fund, Inc.	5,345	40,515
	BlackRock Debt Strategies Fund, Inc.	3,725	23,467
	BlackRock Floating Rate Income Strategies Fund II	885	15,381
	BlackRock High Income Shares	3,480	8,004
	BlackRock High Yield Trust	3,735	27,228
	BlackRock Income Trust (c)	15,515	90,608
	BlackRock Preferred Income Strategies Fund, Inc. (c)	4,190	76,803
	BlackRock Preferred Opportunity Trust	1,475	31,565
	BlackRock Senior High Income Fund, Inc.	4,190	23,296
	BlackRock Strategic Bond Trust	3,580	42,960
	Credit Suisse High Yield Bond Fund	3,680	14,610
	Dreyfus High Yield Strategies Fund	13,475	52,013
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	5,605	60,142
	DWS Dreman Value Income Edge Fund	1,060	17,151
	DWS Global High Income Fund, Inc.	1,835	15,524
	Ellsworth Fund Ltd.	1,090	9,723
	Evergreen Income Advantage Fund	1,835	23,598
	First Trust/Aberdeen Emerging Opportunity Fund	1,395	25,891
	First Trust/FIDAC Mortgage Income Fund	3,300	53,592
	First Trust/Four Corners Senior Floating Rate Income Fund II	885	15,319
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	2,185	41,908
	Franklin Templeton Limited Duration Income Trust	940	11,703
	Global Income Fund, Inc. (c)	18,700	72,369
	High Yield Plus Fund, Inc. (The)	16,252	51,681
	Hyperion Strategic Mortgage Income Fund, Inc.	3,380	37,856
	ING Prime Rate Trust	2,200	15,268
	MFS Charter Income Trust	4,660	38,678
	MFS InterMarket Income Trust I	6,625	53,199
	MFS Intermediate High Income Fund	3,190	9,730
	MFS Intermediate Income Trust (c)	12,910	78,493
	MFS Multimarket Income Trust	5,525	32,045
	Montgomery Street Income Securities, Inc.	875	14,656
	Morgan Stanley Emerging Markets Debt Fund, Inc. (c)	7,810	75,288
	Morgan Stanley Global Opportunity Bond Fund, Inc.	1,300	9,633
	Morgan Stanley High Yield Fund, Inc.	8,680	48,261
	Nuveen Diversified Dividend & Income Fund	730	11,702
	Nuveen Multi-Strategy Income and Growth Fund	3,105	38,564
	Nuveen Multi-Strategy Income and Growth Fund 2	3,100	38,936
	PCM Fund, Inc. (c)	6,425	69,069
	Pioneer Floating Rate Trust	565	10,323
	Prospect Street High Income Portfolio, Inc.	15,080	46,597
	Putnam Master Intermediate Income Trust	3,345	20,739
	Putnam Premier Income Trust	10,355	64,305
	Reaves Utility Income Fund (The)	755	18,331
	Transamerica Income Shares, Inc.	2,015	39,192
	Van Kampen Bond Fund	1,070	17,741

See accompanying notes to schedules of portfolio investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (continued)
	Van Kampen High Income Trust II	5,440	$19,530
	Western Asset Emerging Markets Debt Fund, Inc. (c)	6,020	103,725
	Western Asset Global Partners Income Fund, Inc.	2,600	28,652
	Western Asset High Income Fund II, Inc.	6,500	65,455
	Western Asset High Income Fund, Inc.	3,205	29,486
	Western Asset High Income Opportunity Fund, Inc.	10,460	64,224
	Western Asset Inflation Management Fund, Inc.	2,545	40,516
	Western Asset Managed High Income Fund, Inc.	10,850	65,208
	Western Asset Variable Rate Strategic Fund, Inc.	1,100	18,755
	Western Asset Zenix Income Fund, Inc.	8,430	22,677
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	2,575	29,252
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	2,920	33,551

			2,639,005

			3,177,830

0.91%	Equity ETF
	iShares Dow Jones US Home Construction Index Fund	280	7,453
	iShares FTSE NAREIT Mortgage REITs Index Fund	715	24,918
	Market Vectors Gold Miners ETF	365	14,600

			46,971

	Total Exchange Traded / Closed-End Funds
	(Cost $3,321,311)		3,224,801

		Contracts

0.19%	PURCHASED OPTIONS
	iShares Dow Jones U.S. Real Estate Put Option @ $79, expires Dec 2007	1	980
	iShares MSCI Put Option @ $80, expires Dec 2007	2	770
	SPDR Trust Put Option @ $151, expires Dec 2007	2	1,820
	WTI Crude:
	Put Option @ $74, expires Oct 2007	1	1,760
	Put Option @ $70, expires Dec 2007	2	4,540

	Total Purchased Options
	(Cost $9,914)		9,870

3.36%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund (Cost $172,403)	172,403	172,403

102.40%	Total Investments
	(Cost $5,340,904)		5,256,542

(2.40)%	Net other assets (liabilities)		(123,277)

100.00%	NET ASSETS		$5,133,265

(a)	Non-income producing security.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
BRL	Brazilian issuer
CAD	Canadian issuer
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
MXN	Mexican issuer
NZD	New Zealand issuer

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized depreciation for all investments for which there was an excess of value over cost:		$33,197
	Aggregate gross unrealized appreciation for all investments for which there was an excess of cost over value:		(118,043)

			$(84,846)

	Aggregate cost for federal income tax purpose is $5,341,388.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

CURRENCY CONTRACTS
To Buy:
Canadian Dollar	87,072	$203,536	8/1/2007	$(422)
Canadian Dollar	15,702	14,727	8/10/2007	(273)

				$(695)

			Unrealized
	Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
U.S. 5 Year Note, Sept 2007, expires 8/24/2007	4	$421,875	$1,875
U.S. 10 Year Note, Jun 2007, expires 9/28/2007	4	429,688	2,559
U.S. 30 Year Treasury Bond, Sept 2007, expires 9/22/2007	5	550,313	11,113

			$15,547

CREDIT DEFAULT SWAPS*

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX North American High Yield, Series 8	$(490,000)	Buy	2.75%	6/20/2012	$7,697

* Valued at fair value using methods determined by the Board of Trustees. See Notes to Schedules of Portfolio Investments.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Principal	Value

21.70%	CORPORATE BONDS
1.23%	Airlines
	American Airlines, Inc., Series 01-1, 7.377%, 5/23/2019	$57,505	$52,348
	Continental Airlines, Inc., Series 981B, 6.748%, 3/15/2017	33,495	32,500

			84,848

16.91%	Financial Services
	Bank of America, 5.36%, 12/18/2008	250,000	250,162
	Capital One Bank Co., 4.875%, 5/15/2008	250,000	248,599
	Ford Motor Credit Co., LLC, 7.875%, 6/15/2010	50,000	47,844
	General Motors Acceptance Corp., LLC, 5.85%, 1/14/2009	120,000	116,026
	Goldman Sachs Group, Inc., 5.66%, 6/28/2010	250,000	249,805
	Principal Life, Inc. Funding, 5.52%, 11/15/2010	250,000	250,792
	Prudential Financial, Inc., 5.00%, 5/15/2013	7,000	6,871

			1,170,099

3.56%	Telecommunications
	Deutsche Telekom International Finance, 3.875%, 7/22/2008	250,000	246,470

	Total Corporate Bonds
	(Cost $1,508,152)		1,501,417

7.93%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	4.91%, 9/15/2016	250,000	248,181
	5.25%, 6/10/2011	25,000	25,184
	5.40%, 7/16/2009	250,000	250,117
	Federal National Mortgage Association, 5.25%, 8/1/2012	25,000	25,027

	Total U.S. Government & Agency
	(Cost $545,987)		548,509

7.16%	U.S. TREASURY NOTES
	U.S. Treasury Notes:
	4.50%, 5/15/2010	65,000	64,939
	4.63%, 2/29/2008	325,000	324,493
	4.88%, 5/31/2009	25,000	25,127
	4.88%, 6/30/2009	40,000	40,228
	4.88%, 6/30/2012	40,000	40,475

	Total U.S. Treasury Notes
	(Cost $493,371)		495,262

See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

1.18%	TAXABLE MUNICIPAL BONDS
0.36%	Florida
	Gainesville Post Taxable-Retiree Health Care, Revenue, 4.46%, 10/1/2010, MBIA	$25,000	$24,644

0.07%	Mississippi
	Development Bank, GO, 5.90%, 7/1/2011, FSA	5,000	5,025

0.39%	Tennessee
	Johnson City Public Building Authority, Revenue, 7.00%, 9/1/2018, Prerefunded 9/1/2011 @ $100	25,000	26,804

0.36%	Washington
	Energy Northwest Electric, Revenue, 5.10%, 7/1/2013	25,000	24,848

	Total Taxable Municipal Bonds
	(Cost $79,157)		81,321

		Shares

0.77%	PREFERRED STOCKS
0.77%	Financial Services
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	985	20,537
	Thornburg Mortgage, Inc., Series C, 8.00%, Callable 3/22/2010 @ $25	1,385	32,894

	Total Preferred Stocks
	(Cost $58,085)		53,431

21.60%	EXCHANGE TRADED / CLOSED-END FUNDS
21.37%	Closed-End Funds
0.70%	Equity Closed-End Funds
	DWS RREEF Real Estate Fund II, Inc.	470	9,541
	DWS RREEF Real Estate Fund, Inc.	815	12,747
	ING Clarion Global Real Estate Income Fund	900	15,975
	RMR Asia Pacific Real Estate Fund	425	10,022

			48,285

20.67%	Taxable Fixed Income Closed-End Funds
	Aberdeen Global Income Fund, Inc.	1,975	25,675
	ACM Income Fund, Inc.	12,805	105,129
	ACM Managed Dollar Income Fund	5,667	41,596
	American Income Fund, Inc.	10,010	78,679
	BlackRock Core Bond Trust	1,425	17,271
	BlackRock Income Trust	17,510	102,258
	BlackRock Preferred Income Strategies Fund, Inc.	3,640	66,721
	BlackRock Senior High Income Fund, Inc.	3,055	16,986
	BlackRock Strategic Bond Trust	1,430	17,160
	Dreyfus High Yield Strategies Fund	13,168	50,828
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	910	9,764
	DWS Strategic Income Trust	380	4,708
	First Trust/FIDAC Mortgage Income Fund	3,795	61,631
	Global Income Fund, Inc.	14,915	57,721
	ING Prime Rate Trust	2,490	17,281
	MFS Charter Income Trust	10,285	85,365
	MFS InterMarket Income Trust I	1,600	12,848
	MFS Intermediate Income Trust	29,140	177,171
	MFS Multimarket Income Trust	13,100	75,980
	PCM Fund, Inc.	1,455	15,641
	Putnam Master Intermediate Income Trust	8,070	50,034
	Putnam Premier Income Trust	13,195	81,941
	Transamerica Income Shares, Inc.	930	18,089
	Van Kampen Bond Fund	1,500	24,870
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	12,265	126,697
	Western Asset High Income Opportunity Fund, Inc.	5,590	34,323
	Western Asset Managed High Income Fund, Inc.	3,950	23,739

See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (continued)
	Western Asset Variable Rate Strategic Fund, Inc.	745	$12,702
	Western Asset High Income Fund II, Inc.	1,680	16,918

			1,429,726

			1,478,011

0.23%	Equity ETF
	iShares Dow Jones U.S. Real Estate Index Fund	230	16,192

	Total Exchange Traded / Closed-End Funds
	(Cost $1,527,393)		1,494,203

0.02%	PURCHASED OPTION
	WTI Crude Put Option @ $74, expires Sept 2007 (Cost $2,406)	1	1,760

40.39%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund (Cost $2,793,903)	2,793,903	2,793,903

100.75%	Total Investments
	(Cost $7,008,454)		6,969,806

(0.75)%	Net other assets (liabilities)		(51,978)

100.00%	NET ASSETS		$6,917,828

FSA	Insured by Federal Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$8,229
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(46,877)

			$(38,648)

	Aggregate cost for federal income tax purposes is $7,008,454.

See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2007

% of
Net Assets	Description	Principal	Value

65.38%	MUNICIPAL BONDS
1.65%	Alabama
	City of Florence, GO, 3.00%, 9/1/2009, FSA	$10,000	$9,775
	Mobile County Board School Commerce, Series A, GO, 5.00%, 3/1/2010	10,000	10,294

			20,069

2.10%	Arizona
	Glendale Industrial Development Authority, Revenue, 5.375%, 5/15/2028, Pre-refunded 5/15/2008 @ $101	25,000	25,566

2.66%	California
	Golden State Tobacco Securitization, Ser 2003-A-1, Revenue, 5.00%, 6/1/2012	5,000	5,247
	California State, GO, 6.25%, 9/1/2012, MBIA-IBC	25,000	27,211

			32,458

4.09%	Connecticut
	City of Farmington, GO, 3.30%, 9/15/2011, Callable 9/15/2009 @ $100	20,000	19,462
	City of Waterbury, GO, 4.80%, 2/15/2012, Prerefunded 2/15/2008 @ $101	30,000	30,470

			49,932

1.59%	District of Columbia
	Metropolitan Washington DC Airport Authority System, Series B, Revenue, 3.00%, 10/1/2009	20,000	19,411

1.68%	Florida
	Peace River/Manasota, Series A, Revenue, 5.00%, 10/1/2023, Prerefunded 10/1/2008 @ $101, MBIA	20,000	20,488

0.44%	Hawaii
	Honolulu City & County, Series A, GO, 6.00%, 11/1/2010	5,000	5,337

15.31%	Illinois
	Cook & Du Page Counties High School District No. 210, GO, Zero coupon, 12/1/2010	25,000	21,949
	City of Decatur, GO, 5.50%, 3/10/2010, Prerefunded 3/1/2008 @ $100	15,000	15,152
	Frankfort Fire District, GO, 4.10%, 1/1/2008, AMBAC	20,000	20,029
	City of Freeport, 5.50%, 1/1/2034, Prerefunded 1/1/2013 @ $100	20,000	21,526
	Kane County School District No. 131 Aurora East side, SeriesA, GO, Zero coupon, 6/1/2008, FGIC	40,000	38,623
	Motor Fuel Tax, Revenue, 5.375%, 1/1/2014, AMBAC	35,000	37,779
	Wastewater Transmission, Revenue, 5.375%, 1/1/2013, FGIC	30,000	31,643

			186,701

3.56%	Indiana
	Indianapolis Local Public Improvement, Series D, Revenue, Zero coupon, 8/1/2010	25,000	22,256
	Western School Building Corp., Revenue, 5.25%, 7/15/2012, Callable 7/15/2011 @ $101, MBIA	20,000	21,181

			43,437

1.73%	Maryland
	City of Baltimore, Series D, GO, 5.40%, 10/15/2012, AMBAC
		20,000	21,074

2.07%	Michigan
	Lincoln School District, GO, 5.00%, 5/1/2028, Prerefunded 5/1/2008 @ $100, FSA	25,000	25,233

1.71%	Nevada
	State Highway Improvement, Revenue, 5.00%, 12/1/2011, MBIA	10,000	10,454
See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Nevada (continued)
	Truckee Meadows Water Authority, Series A, Revenue, 5.125%, 7/1/2021, Prerefunded 7/1/2011 @ $100	$10,000	$10,466

			20,920

0.41%	New Hampshire
	City of Manchester, GO, 4.00%, 6/1/2010	5,000	5,028

1.72%	New York
	Metropolitan Transportation Authority Commuter Facilities, Series D, Revenue, 5.00%, 7/1/2015, Prerefunded 1/1/2012 @ $100, MBIA	15,000	15,737
	State Environmental Facilities Corp. Clean Water & Drinking, Revenue, 5.50%, 4/15/2013, Prerefunded 10/15/2009 @ $100	5,000	5,192

			20,929

1.22%	Ohio
	Avon Lake Water System, Revenue, 3.50%, 10/1/2011, MBIA	15,000	14,828

2.18%	South Carolina
	Columbia Waterworks & Sewer System, Revenue, 5.375%, 2/1/2012	25,000	26,581

1.68%	Tennessee
	Knox County, GO, 5.375%, 5/1/2018, Prerefunded 5/1/2008 @ $101	20,000	20,437

12.61%	Texas
	Cedar Hill, GO, 3.25%, 2/15/2008, AMBAC	25,000	24,902
	Coastal Water Authority Contract, Revenue, 3.50%, 12/15/2014, FGIC	25,000	24,048
	Ferris Independent School District, GO, 3.35%, 8/15/2013, Callable 8/15/2012 @ $100, PSF	10,000	9,506
	Harris County Municipal Utility District No. 61 Waterworks & Sewer System, GO, 3.70%, 9/1/2012, FGIC	10,000	9,931
	Nacogdoches Independent School District, GO, 5.125%, 2/15/2018, Prerefunded 2/15/2011 @ $100	20,000	20,848
	Pasadena, GO, 5.625%, 4/1/2027, Prerefunded 4/1/2011 @ $100	25,000	26,518
	Trophy Club Municipal Utility District No. 2, GO, 3.10%, 9/1/2013, AMBAC	30,000	28,283
	White Settlement Independent School District, GO, 3.50%, 8/15/2012, PSF	10,000	9,745

			153,781

1.28%	Virginia
	Pocahontas Parkway Association Toll Road, Series A, Revenue, 5.50%, 8/15/2028, Prerefunded 8/15/2008 @ $102	15,000	15,563

3.45%	Washington
	Energy Northwest Electric, Series A, Revenue, 5.50%, 7/1/2012, FSA	10,000	10,657
See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Principal	Value

	Washington (continued)
	State Health Care Facilities Authority, Revenue, 5.125%, 10/1/2031, Prerefunded 10/1/2011 @ $100	$30,000	$31,456

			42,113

2.24%	West Virginia
	Jackson County Residential Mortgage, Revenue, 7.375%, 6/1/2010	25,000	27,373

	Total Municipal Bonds
	(Cost $788,594)		797,259

0.39%	PREFERRED STOCKS
0.39%	Financial Services
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	90	1,876
	Thornburg Mortgage, Inc., Series C, 8.00%, Callable 3/22/2010 @ $25	120	2,851

	Total Preferred Stocks
	(Cost $4,880)		4,727

		Shares

31.79%	EXCHANGE TRADED / CLOSED-END FUNDS
31.79%	Closed-End Funds
28.00%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust (a)	3,470	50,350
	BlackRock Insured Municipal Term Trust, Inc. (a)	6,335	61,640
	BlackRock Long-Term Municipal Advantage Trust	275	3,504
	BlackRock MuniEnhanced Fund, Inc.	580	5,939
	BlackRock MuniHoldings Florida Insured Fund	605	7,944
	BlackRock MuniHoldings Insured Fund II, Inc. (a)	1,100	13,629
	BlackRock MuniHoldings Insured Fund, Inc. (a)	960	12,096
	BlackRock MuniYield Florida Insured Fund	450	5,868
	BlackRock MuniYield Quality Fund II, Inc. (a)	750	9,075
	Delaware Investments Minnesota Municipal Income Fund II, Inc. (a)	740	9,960
	DTF Tax Free Income, Inc. (a)	1,085	15,537
	DWS Municipal Income Trust (a)	1,175	12,796
	DWS Strategic Municipal Income Trust	670	7,872
	Eaton Vance Insured Municipal Bond Fund II (a)	615	8,917
	Eaton Vance Municipal Income Trust (a)	990	14,494
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (a)	1,255	15,851
	Neuberger Berman Intermediate Municipal Fund, Inc.	370	4,921
	Nuveen Florida Investment Quality Municipal Fund (a)	675	8,964
	Nuveen Florida Quality Income Municipal Fund	270	3,626
	Nuveen Georgia Premium Income Municipal Fund	665	9,044
	Nuveen Insured Quality Municipal Fund, Inc. (a)	655	9,163
	Nuveen New Jersey Investment Quality Municipal Fund (a)	670	8,958
	Nuveen New York Quality Income Municipal Fund	450	6,080
	Nuveen Pennsylvania Investment Quality Municipal Fund	270	3,588
	Nuveen Premier Insured Municipal Income Fund, Inc.	435	5,925
	Western Asset Intermediate Municipal Fund, Inc. (a)	1,770	15,841
	Western Asset Municipal Partners Fund, Inc. (a)	760	9,903

			341,485

3.79%	Taxable Fixed Income Closed-End Funds
	ACM Income Fund, Inc.	620	5,090
	BlackRock Income Trust	1,105	6,453
	First Trust/FIDAC Mortgage Income Fund (a)	605	9,825
	Global Income Fund, Inc.	1,000	3,870
See accompanying notes to schedules of portfolio investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (continued)
	MFS Intermediate Income Trust (a)	1,660	$10,093
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc. (a)	1,055	10,898

			46,229

	Total Exchange Traded / Closed-End Funds
	(Cost $388,731)		387,714

0.39%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund (Cost $4,731)	4,731	4,731

97.95%	Total Investments
	(Cost $1,186,936)		1,194,431

2.05%	Net other assets (liabilities)		24,969

100.00%	NET ASSETS		$1,219,400

(a)	All or a portion of the security is segregated in connection with futures contracts.

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association

	At July 31, 2007, net unrealized appreciation on investment securities, for federal tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$9,603
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(2,108)

			$7,495

	Aggregate cost for federal income tax purposes is $1,186,936.

FUTURES CONTRACTS SOLD SHORT	Contracts	Notional Value	Unrealized Gain/(Loss)

90 Day Eurodollar, Jun 2008, expires 6/16/08	1	$204,938	$1,174
U.S. 2 Year Bond, Sept 2007, expires 9/28/2007	1	237,863	840

			$2,014

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

SECURITY VALUATION: The market value of portfolio securities is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services. Debt securities held by the Funds are valued based on information furnished by independent pricing services or market quotations. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. In unusual circumstances, the Board of Trustees, generally based upon recommendations provided by the Advisor, may value securities at fair value instead of valuing securities in the usual manner. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

As a general principle, the “fair value” of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fair Value Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    YieldQuest Funds Trust

By (Signature and Title)* /s/ Jay K. Chitnis, President
                                             Jay K. Chitnis, President

Date     9/18/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay K. Chitnis, President
                                             Jay K. Chitnis, President

Date     9/18/07

By (Signature and Title)* /s/ David Summers
                                             David Summers, Treasurer

Date     9/25/07